Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before tax	$ (286,823)	$ (83,588)	$ (284,655)	$ (89,455)
Tax credit calculated at statutory tax rate	(71,706)	(20,897)	(71,164)	(22,364)
Effect of different tax rates in other countries	112		112
Others	71,594	20,897	43,119
Income tax expense (benefits)